Intangible assets, net - Schedule of amortization expenses related to intangible assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Intangible assets, net
2025	$ 161
2026	146
2027	146
2028	146
2029	145
2030 and thereafter	$ 623